As filed with the Securities and Exchange Commission on July 18, 2017

1933 Act Registration No. 333-14729

1940 Act Registration No. 811-07755

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 44	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 48	☒

Nuveen Multistate Trust II

(Exact Name of Registrant as Specified in Declaration of Trust)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 917-7700

Kathleen L. Prudhomme 901 Marquette Avenue Minneapolis, Minnesota 55402 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

Title of Securities Being Registered: Shares of beneficial interest.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 44

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The purpose of this filing is to file the XBRL filings related to the Nuveen California High Yield Municipal Bond Fund, Nuveen California Intermediate Municipal Bond Fund, Nuveen California Municipal Bond Fund, Nuveen Connecticut Municipal Bond Fund, Nuveen Massachusetts Municipal Bond Fund, Nuveen New Jersey Municipal Bond Fund and Nuveen New York Municipal Bond Fund.

Part C—Other Information

Signatures

Exhibit Index

Exhibits

PART C—OTHER INFORMATION

Item 28. Exhibits

(a	)(1)	Declaration of Trust of Registrant.(1)

(a	)(2)	Certificate of Amendment to Declaration of Trust, dated June 28, 2000.(3)

(a	)(3)	Amended Establishment and Designation of Classes, dated January 26, 2017.(13)

(a	)(4)	Amended and Restated Designation of Series, dated August 3, 2016.(11)

(b	)	By-Laws of Registrant, amended and restated as of November 18, 2009.(5)

(c	)	Specimen Certificates of Shares of each Fund.(2)

(d	)(1)	Investment Management Agreement between Registrant and Nuveen Fund Advisors, LLC, dated October 1, 2014.(8)

(d	)(2)	Renewal of Investment Management Agreement between Registrant and Nuveen Fund Advisors, LLC, dated July 27, 2016.(12)

(d	)(3)	Amendment of Investment Management Agreement between Registrant and Nuveen Fund Advisors, LLC, dated October 4, 2016.(12)

(d	)(4)	Investment Sub-Advisory Agreement between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC, dated October 1, 2014.(8)

(d	)(5)	Notice of Continuance of Investment Sub-Advisory Agreement between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC, dated July 28, 2016.(12)

(d	)(6)	Amended Schedule A of Investment Sub-Advisory Agreement between Nuveen Fund Advisors, LLC and Nuveen Asset Management, LLC, dated October 4, 2016.(12)

(e	)(1)	Form of Distribution Agreement between Registrant and John Nuveen & Co. Incorporated, dated February 1, 1997.(2)

(e	)(2)	Renewal of Distribution Agreement between Registrant and Nuveen Securities, LLC (f/k/a Nuveen Investments, LLC), dated August 5, 2016.(12)

(e	)(3)	Form of Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement.(4)

(f	)	Not applicable.

(g	)(1)	Amended and Restated Master Custodian Agreement between the Nuveen Funds and State Street Bank and Trust Company, dated July 15, 2015.(9)

(g	)(2)	Appendix A to the Custodian Agreement, dated March 13, 2017.(14)

(h	)(1)	Transfer Agency and Service Agreement between the Nuveen Mutual Funds and Boston Financial Data Services, Inc., dated May 11, 2012.(6)

(h	)(2)	Amendment and Schedule A to Transfer Agency and Service Agreement, effective as of October 11, 2016.(12)

(h	)(3)	Amendment to Transfer Agency and Service Agreement, dated May 1, 2017.(14)

(i	)	Not applicable.

(j	)	Not applicable.

(k	)	Not applicable.

(l	)	Not applicable.

(m	)	Amended and Restated Plan of Distribution and Service Pursuant to Rule 12b-1, effective January 26, 2017.(14)

(n	)	Multiple Class Plan Adopted Pursuant to Rule 18f-3, as amended January 26, 2017.(14)

(o	)	Not applicable.

(p	)(1)	Code of Ethics, as amended July 1, 2017.(14)

(p	)(2)	Code of Ethics for the Independent Trustees of the Nuveen Funds, as amended August 4, 2016.(12)

(q	)(1)	Original Power of Attorney of Mr. Nelson, dated September 1, 2013.(7)

(q	)(2)	Original Powers of Attorney of Messrs. Evans, Hunter, Kundert, Schneider and Toth and Mss. Stockdale and Stone, dated October 13, 2013.(7)

(q	)(3)	Original Powers of Attorney of Ms. Wolff, dated February 15, 2016.(9)

(q	)(4)	Original Powers of Attorney of Ms. Cook and Mr. Moschner, dated June 24, 2016.(10)

(q	)(5)	Original Powers of Attorney of Mr. Young, dated July 3, 2017.(15)

(1)	Incorporated by reference to the initial registration statement filed on October 24, 1996 on Form N-1A for Registrant.
(2)	Incorporated by reference to the pre-effective amendment no. 3 filed on January 13, 1997 on Form N-1A for Registrant.
(3)	Incorporated by reference to the post-effective amendment no. 7 filed on June 28, 2001 on Form N-1A for Registrant.
(4)	Incorporated by reference to the post-effective amendment no. 13 filed on June 28, 2005 on Form N-1A for Registrant.
(5)	Incorporated by reference to the post-effective amendment no. 22 filed on June 28, 2010 on Form N-1A for Registrant.
(6)	Incorporated by reference to the post-effective amendment no. 25 filed on June 28, 2012 on Form N-1A for Registrant.
(7)	Incorporated by reference to the post-effective amendment no. 29 filed on December 12, 2013 on Form N-1A for Registrant.
(8)	Incorporated by reference to the post-effective amendment no. 34 filed on June 26, 2015 on Form N-1A for Registrant.
(9)	Incorporated by reference to the post-effective amendment no. 36 filed on June 28, 2016 on Form N-1A for Registrant.
(10)	Incorporated by reference to the post-effective amendment no. 37 filed on July 22, 2016 on Form N-1A for Registrant.
(11)	Incorporated by reference to the post-effective amendment no. 38 filed on August 5, 2016 on Form N-1A for Registrant.
(12)	Incorporated by reference to the post-effective amendment no. 39 filed on October 19, 2016 on Form N-1A for Registrant.
(13)	Incorporated by reference to the post-effective amendment no. 41 filed on February 28, 2017 on Form N-1A for Registrant.
(14)	Incorporated by reference to the post-effective amendment no. 43 filed on June 28, 2017 on Form N-1A for Registrant.
(15)	Filed herewith.

Item 29. Persons Controlled by or under Common Control with Fund

Not applicable.

Item 30. Indemnification

Section 4 of Article XII of Registrant’s Declaration of Trust, as amended, provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by the Mutual Fund Professional Liability policy in the aggregate amount of $70,000,000 against liability and expenses of claims of wrongful acts arising out of their position with the Registrant and other Nuveen funds, except for matters that involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Registrant or where he or she had reasonable cause to believe this conduct was unlawful). The policy has a $1,000,000 deductible for operational failures and $1,000,000 deductible for all other claims.

Insofar as the indemnification for liabilities arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

(a) Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”) (formerly known as Nuveen Fund Advisors, Inc. and Nuveen Asset Management) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any business, profession, vocation or employment of a substantial nature in which the directors and officers of Nuveen Fund Advisors who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Fund Advisors appears below:

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
Michelle Beck, Executive Vice President, Chief Risk Officer	Managing Director, Head of Risk Management, Nuveen Investments, Inc. (2010-2017).

Joseph T. Castro, Senior Managing Director and Chief Compliance Officer	Senior Managing Director (since February 2017), Head of Compliance (since 2013) of Nuveen, LLC.
Anthony E. Ciccarone, Executive Vice President

Executive Vice President (since 2016), formerly, Managing Director (2015-2016) of Nuveen Investments, Inc.; Executive Vice President (since 2016), formerly, Managing Director (2015-2016) of Nuveen Securities, LLC.

Michael A. Perry, Executive Vice President	Executive Vice President (since 2017), formerly, Managing Director (2015-2017) of Nuveen Securities, LLC.

Name and Position with Nuveen Fund Advisors	Other Business, Profession, Vocation or Employment During Past Two Years
Austin P. Wachter, Managing Director and Controller

Managing Director, Treasurer and Controller (since April 2017) (formerly, Assistant Treasurer and Assistant Controller) of Nuveen Asset Management, LLC; Managing Director (since 2017) of Nuveen Securities, LLC; Managing Director, Controller and Treasurer (since April 2017) of Nuveen Investments, Inc.; Controller (since 2014) of Nuveen, LLC; Controller (since 2016) formerly, Vice President and Funds Treasurer (2014-2016) of Teachers Advisors, LLC; Vice President (since 2016) of TIAA-CREF Funds and TIAA-CREF Life Funds; Vice President and Funds Treasurer, TGAM Controller (since 2016), formerly, Senior Director and Funds Treasurer (2014-2016) of Teachers Insurance and Annuity Association of America.

Diane M. Whelan, Executive Vice President	Executive Vice President (since 2014) of Nuveen Investments, Inc.; Executive Vice President of Nuveen Securities, LLC. (2014-2016).

(b) Nuveen Asset Management, LLC (“Nuveen Asset Management”) acts as sub-investment adviser to the Registrant and also serves as sub-investment adviser to other open-end and closed-end funds and investment adviser to separately managed accounts. The following is a list of the senior officers of Nuveen Asset Management. The principal business address of each person is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any business, profession, vocation or employment of a substantial nature in which the directors and officers of Nuveen Asset Management who serve as officers or trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Asset Management appears below:

Name	Position and Offices with Nuveen Asset Management	Other Business, Profession, Vocation or Employment During Past Two Years
William T. Huffman	President	None

Charles R. Manzoni, Jr.	Chief Operating Officer and General Counsel	Managing Director (since 2011) of Nuveen, LLC.

Diane S. Meggs	Managing Director and Chief Compliance Officer	Managing Director and Compliance Manager (since 2011) of Nuveen Fund Advisors, LLC; Chief Compliance Officer and Managing Director (since 2013) of Nuveen Investments Advisers, LLC.

Name	Position and Offices with Nuveen Asset Management	Other Business, Profession, Vocation or Employment During Past Two Years
Austin P. Wachter	Managing Director, Treasurer and Controller	Managing Director and Controller (since March 2017) formerly, Assistant Controller and Vice President (2016-2017) of Nuveen Fund Advisors, LLC; Managing Director (since 2017) of Nuveen Securities, LLC; Managing Director, Controller and Treasurer (since April 2017) of Nuveen Investments, Inc.; Controller (since 2014) of Nuveen, LLC; Controller (since 2016) formerly, Vice President and Funds Treasurer (2014-2016) of Teachers Advisors, LLC; Vice President (since 2016) of TIAA-CREF Funds and TIAA-CREF Life Funds; Vice President and Funds Treasurer, TGAM Controller (since 2016), formerly, Senior Director and Funds Treasurer (2014-2016) of Teachers Insurance and Annuity Association of America.

Item 32. Principal Underwriters

(a) Nuveen Securities, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Investment Trust V, Nuveen Investment Funds, Inc., Nuveen Strategy Funds, Inc. and the Registrant.

(b)

Name and Principal Business Address	Positions and Offices with Nuveen Securities	Positions and Offices with Registrant
Margo L. Cook 333 West Wacker Drive Chicago, IL 60606	Co-Chief Executive Officer and President, Global Products and Solutions	Trustee

Carl M. Katerndahl 333 West Wacker Drive Chicago, IL 60606	Co-Chief Executive Officer	None

Anthony E. Ciccarone e333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Erin F. Donnelly 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Michael A. Perry 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Halina T. Mikowski 333 W. Wacker Drive Chicago, IL 60606	Vice President and Chief Financial Officer	None

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Senior Managing Director and Assistant Secretary	Vice President and Assistant Secretary

Name and Principal Business Address	Positions and Offices with Nuveen Securities	Positions and Offices with Registrant
Kathleen L. Prudhomme 901 Marquette Avenue Minneapolis, MN 55402	Managing Director and Assistant Secretary	Vice President and Secretary

Christopher M. Rohrbacher 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Vice President and Assistant Secretary

Lucas A. Satre 333 West Wacker Drive Chicago, IL 60606	Managing Director, Secretary and General Counsel	None

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Vice President and Assistant Secretary

(c) Not applicable.

Item 33. Location of Accounts and Records

Nuveen Fund Advisors, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, currently maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Fund Advisors.

Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 18th day of July, 2017.

NUVEEN MULTISTATE TRUST II

By:	/S/ KATHLEEN L. PRUDHOMME
Kathleen L. Prudhomme Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)	ý ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ		July 18, 2017
/S/ GREG A. BOTTJER GREG A. BOTTJER	Chief Administrative Officer (principal executive officer)			July 18, 2017
WILLIAM J. SCHNEIDER*	Chairman of the Board and Trustee		By:	/S/ KATHLEEN L. PRUDHOMME KATHLEEN L. PRUDHOMME Attorney-in-Fact July 18, 2017
MARGO L. COOK*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
ALBIN F. MOSCHNER*	Trustee
JOHN K. NELSON*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
TERENCE J. TOTH*	Trustee
MARGARET L. WOLFF*	Trustee
ROBERT L. YOUNG*	Trustee

*	An original power of attorney authorizing, among others, Kevin J. McCarthy, Kathleen L. Prudhomme and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.

EXHIBIT INDEX

Exhibit number	Exhibit

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

(q)(5)	Original Powers of Attorney of Mr. Young, dated July 3, 2017.